Concentrations Of Risk - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Non-U.S. Legal Entities
Concentration Risk [Line Items]
Concentration risk, percentage of revenues	26.00%
Single Customer
Concentration Risk [Line Items]
Concentration risk, percentage of revenues	10.00%